UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trinity I Fund, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-6040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham          Fort Worth, Texas   May 12, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0(thousands)


List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE
None


























